Goodwill - Key assumptions used to estimate the recoverable amounts (Details)	Dec. 31, 2021
Bell Wireless
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate	0.80%
Discount Rate	9.10%
Bell Wireline
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate	1.00%
Discount Rate	6.00%
Bell Media Inc.
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate	1.00%
Discount Rate	8.70%